Significant Components of Net Deferred Tax Asset (Liability) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Policy reserves	$ 1,995,228	$ 2,441,364
Coinsurance deferred income	1,935	3,906
Expense accruals	143,170	141,817
Other-than-temporarily impaired assets	16,468	37,186
Investment income	236,478	4,270
Provision for postretirement benefits	20,984	13,988
Other	781	1,651
Total deferred tax assets	2,415,044	2,644,182
Deferred tax liabilities:
Deferred acquisition costs	(1,346,290)	(391,805)
Depreciation and amortization	(47,147)	(41,130)
Deferred intercompany gain	(3,710)	(4,234)
Net unrealized gains on investments and foreign exchange	(1,301,256)	(2,992,467)
Total deferred tax liabilities	(2,698,403)	(3,429,636)
Net deferred tax liabilities	$ (283,359)	$ (785,454)